Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 626,502.24
Total Fee Amount	54.51
Total Offset Amount	0.00
Net Fee	$ 54.51
Offering Table N/A
Offset Table N/A	N/A